Financial Risk Management (Details) - Schedule of financial assets and liabilities - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Soles [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[1]	$ 3.998	$ 3.624
Chilean Pesos [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[2]	844.69	711.24
Colombian Pesos [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[3]	$ 3,981.16	$ 3,432.5

[1]	Soles published by the Superintendencia de Bancos, Seguros y AFP (SBS).
[2]	Chilean pesos published by the Banco Central de Chile.
[3]	Colombian pesos published by Banco de la Republica de Colombia.